Accounts Receivable, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 01, 2014 Other Accounts Receivable	Feb. 02, 2013 Other Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage allowance on losses	100.00%
Losses allowance maturity period	90 days
Finance receivable age	90 days
Gross accounts receivable		$ 12.8	$ 13.0
Valuation of allowance		$ 0.3	$ 0.6